Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management	$ 4,000,000
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management, period of recognition (in years)	1.9
Stock or Unit Option Plan Expense	0	0	202,000
Stock option, exercisable	2,069,451	2,275,166	2,466,276
Additional income tax expense	114,927,000	108,230,000	(8,302,000)
Employee Stock Option
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option, maximum option term (in years)	10 years
Stock-Based Compensation, vesting rights	all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement
Restricted Stock Units (RSUs) | T A R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-Based Compensation, vesting rights	The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date
Restricted Stock Units (RSUs) | Management
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-Based Compensation, vesting rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service
Stock granted	1,559,463	1,525,416	0
Restricted stock expense	2,200,000	1,000,000	1,500,000
Incentive award, tax benefit	500,000	400,000	600,000
Fair Market Value of Restricted Stock	100,000
Additional income tax expense	400,000
Restricted Stock Units (RSUs) | Management | Share Vesting On Grant Date [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Fair Market Value of Restricted Stock	500,000
Restricted Stock Units (RSUs) | Management | T A R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock granted	1,110,454	1,305,035	0
Restricted Stock Units (RSUs) | Director
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock granted	301,632	305,898	270,515
Restricted stock expense	500,000	500,000	500,000
Incentive award, tax benefit	100,000	200,000	200,000
Fair Market Value of Restricted Stock	800,000
Performance Based Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-Based Compensation, vesting rights	The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant’s employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period.
Stock granted	0	42,859	35,397
Incentive award, tax benefit	0	200,000	100,000
Performance share expense	0	500,000	600,000
Stock Option [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0	0	200,000
Incentive award, tax benefit	$ 0	$ 0	$ 92,000